SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Share base compensation		$ 32	$ 1,736	$ 456
Research and development expenses		25		96	17
Financial expenses related to convertible loan		(379)	(122)	(333)
Short term loan		16		15
Convertible notes				1,431	773
Accounts payable				20	312
Accrued compensation				838
General and administrative expenses		27
Prepaid Expense Current		17		30	10
Total Current Assets		386		349	2,649
Convertible notes, Current					773
Total Non-Current Assets		705		706	456
Convertible notes, Non Current		1,655		1,431
Current Assets [Member]
Related Party Transaction [Line Items]
Short term loan		16
Prepaid Expense Current		18
Total Current Assets		34
Current Liabilities [Member]
Related Party Transaction [Line Items]
Accrued compensation		1,024	404
Convertible notes, Current			879
Total Non-Current Assets		1,024	1,283
Non Current Liabilities [Member]
Related Party Transaction [Line Items]
Convertible notes, Non Current		1,655
Related Party [Member]
Related Party Transaction [Line Items]
Research and development expenses				74
Interest on loan	[1]
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Research and development expenses		25
Research and Development Expense [Member] | Directors Compensation and Fees to Officers [Member]
Related Party Transaction [Line Items]
Research and development expenses		25
Research and Development Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Fees to officers				48
Other expenses				26
General and Administrative Expense [Member] | Directors Compensation and Fees to Officers [Member]
Related Party Transaction [Line Items]
General and administrative expenses		176	92
General and Administrative Expense [Member] | Share Based Compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses		27
General and Administrative Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share base compensation				404
Directors compensation and fees to officers				919	496
Financial expenses related to convertible loan				$ 1,129	$ 287
Financing Expenses [Member]
Related Party Transaction [Line Items]
Interest on loan		$ 379

[1]	Less